Risk/Return Detail Data - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - USD ($)			12 Months Ended											60 Months Ended	72 Months Ended		120 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2026	Feb. 28, 2026		Feb. 28, 2026
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | Fidelity Series Emerging Markets Debt Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.01%
Fee Waiver or Reimbursement	[1]	(0.01%)
Net Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		2
Expense Example, with Redemption, 10 Years		$ 9
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.87%											3.46%			5.29%
Annual Return [Percent]				14.87%	7.89%	12.47%	(14.45%)	(0.60%)	4.75%	10.46%	(4.66%)	10.66%	15.70%
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Emerging Markets Debt Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Emerging Markets Debt Fund seeks high total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2029
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 24 % of the average value of its portfolio.
Portfolio Turnover, Rate		24.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes. Potentially investing in other types of securities, including debt securities of non-emerging markets foreign issuers and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) of U.S. issuers. Allocating investments across different emerging markets countries. Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		12.87%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.85%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | After Taxes on Distributions | Fidelity Series Emerging Markets Debt Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.01%											1.11%			2.77%
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | After Taxes on Distributions and Sales | Fidelity Series Emerging Markets Debt Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.69%											1.54%			2.92%
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | IXVZ1
Prospectus Line Items
Average Annual Return, Label [Optional Text]			J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index
Average Annual Return, Percent			14.30%											2.29%			4.54%
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Fund | JP075
Prospectus Line Items
Average Annual Return, Label [Optional Text]			J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return, Percent			14.30%											1.78%			4.40%
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | Fidelity Series Emerging Markets Debt Local Currency Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.02%
Fee Waiver or Reimbursement	[2]	(0.02%)
Net Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		4
Expense Example, with Redemption, 10 Years		$ 19
Annual Return, Inception Date		Oct. 30, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.35%											2.16%	3.76%	[3]
Annual Return [Percent]				19.35%	(2.54%)	13.53%	(7.85%)	(8.56%)
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Emerging Markets Debt Local Currency Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Emerging Markets Debt Local Currency Fund seeks high total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2029
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59 % of the average value of its portfolio.
Portfolio Turnover, Rate		59.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes. Potentially investing in other types of securities, including debt securities of non-emerging markets foreign issuers and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) of U.S. issuers. Allocating investments across different emerging markets countries. Actively managing the fund's currency exposures. Utilizing forward foreign currency exchange contracts for both hedging and non-hedging purposes. Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2022
Highest Quarterly Return		9.03%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(7.88%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | After Taxes on Distributions | Fidelity Series Emerging Markets Debt Local Currency Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			16.13%											0.27%	1.85%	[3]
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | After Taxes on Distributions and Sales | Fidelity Series Emerging Markets Debt Local Currency Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.43%											0.80%	2.03%	[3]
FidelitySeriesEmergingMarketsDebtFunds-ComboPRO | Fidelity Series Emerging Markets Debt Local Currency Fund | JP084
Prospectus Line Items
Average Annual Return, Label [Optional Text]			J.P. Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent			19.26%											1.12%	2.81%
Document Type		485BPOS
Registrant Name		Fidelity Hastings Street Trust

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.003% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2029 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.003% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2029 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	A From October 30, 2020 .